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January 5, 2006


Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  J.P. Morgan Mutual Fund Group
     File Nos. 811-5151 and 33-14196

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Registrant do not differ from those contained in Post-Effective Amendment No. 96 (Amendment No. 135 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 20, 2005.

                                       J.P. MORGAN MUTUAL FUND GROUP
                                       Registrant

                                       /s/ Jessica K. Ditullio
                                       ---------------------------------
                                       Jessica K. Ditullio
                                       Assistant Secretary